Consolidated statement of changes in equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member]	[3]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2020		€ 62,184	€ 5,291	€ 40,606	€ 10,002	€ (7)	€ 278	€ 7	€ 7	€ 0	€ (1,411)	€ (1)	€ (1,118)	[2]	€ 54,774	€ 5,824		€ 1,587
Total comprehensive income (loss), net of tax	[2]	2,245	0	0	2,012	0	(322)	(8)	1	0	475	(6)	139		2,151	0		94
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		(2)	0	0	(2)	0	0	0	0	0	0	0	0	[2]	(2)	0		0
Cash dividends paid		(79)	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		(79)
Coupon on additional equity components, net of tax		(363)	0	0	(363)	0	0	0	0	0	0	0	0	[2]	(363)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		357	0	0	355	0	0	0	0	0	0	0	0	[2]	355	0		3
Net change in share awards in the reporting period		(219)	0	(218)	0	0	0	0	0	0	0	0	0	[2]	(218)	0		(2)
Treasury shares distributed under share-based compensation plans		248	0	0	0	248	0	0	0	0	0	0	0	[2]	248	0		0
Tax benefits related to share-based compensation plans		15	0	15	0	0	0	0	0	0	0	0	0	[2]	15	0		0
Option premiums and other effects from options on common shares		(50)	0	(50)	0	0	0	0	0	0	0	0	0	[2]	(50)	0		0
Purchases of treasury shares		(289)	0	0	0	(289)	0	0	0	0	0	0	0	[2]	(289)	0		0
Sale of treasury shares		20	0	0	0	20	0	0	0	0	0	0	0	[2]	20	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Other		1,340	0	107	0	0	0	0	0	0	0	0	0	[2]	107	1,243	[4]	(11)
Equity, Balance at Jun. 30, 2021		65,406	5,291	40,460	12,004	(28)	(44)	(1)	8	0	(935)	(7)	(979)	[2]	56,748	7,068		1,591
Equity, Balance at Dec. 31, 2021		68,099	5,291	40,580	12,680	(6)	(124)	(3)	(33)	0	(282)	(6)	(449)	[2]	58,096	8,305		1,698
Total comprehensive income (loss), net of tax	[2]	3,678	0	0	3,083	0	(666)	38	(245)	0	1,305	18	450		3,533	0		145
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Cash dividends paid		(489)	0	0	(406)	0	0	0	0	0	0	0	0	[2]	(406)	0		(82)
Coupon on additional equity components, net of tax		(479)	0	0	(479)	0	0	0	0	0	0	0	0	[2]	(479)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		365	0	0	360	0	0	0	0	0	0	0	0	[2]	360	0		5
Net change in share awards in the reporting period		(175)	0	(175)	0	0	0	0	0	0	0	0	0	[2]	(175)	0		0
Treasury shares distributed under share-based compensation plans		305	0	0	0	305	0	0	0	0	0	0	0	[2]	305	0		0
Tax benefits related to share-based compensation plans		34	0	34	0	0	0	0	0	0	0	0	0	[2]	34	0		0
Option premiums and other effects from options on common shares		(58)	0	(58)	0	0	0	0	0	0	0	0	0	[2]	(58)	0		0
Purchases of treasury shares		(695)	0	0	0	(695)	0	0	0	0	0	0	0	[2]	(695)	0		0
Sale of treasury shares		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Other		(917)	0	55	1	0	0	0	0	0	0	0	0	[2]	56	(977)	[4]	4
Equity, Balance at Jun. 30, 2022		€ 69,599	€ 5,291	€ 40,367	€ 15,239	€ (396)	€ (791)	€ 34	€ (277)	€ 0	€ 1,023	€ 12	€ 1	[2]	€ 60,502	€ 7,328		€ 1,769

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes net effect from issuance, repayment, purchase and sale of Additional Equity Components.